Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets (Textual)
Other intangible amortization expense	$ 630	$ 737
Core Deposits and Other [Member]
Other Intangible Assets (Textual)
Other intangible amortization expense	630	740
Data processing [Member]
Other Intangible Assets (Textual)
Other intangible amortization expense	$ 130	$ 280